Significant accounting policies - Additional information (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024
Disclosure of Significant accounting policies [Line Items]
Accounts receivable from short sale operations			S/ 61,191,000
Financial liabilities at fair value through profit or loss			S/ 61,153,000
Transfer From Property Furniture and Equipment to Investment property	S/ 276,000	S/ 3,984,000
Transfer From Investment property to Property Furniture and Equipment	S/ 5,000,000	S/ 16,177,000
Bottom of range [member]
Disclosure of Significant accounting policies [Line Items]
Intangible asset, amortization period	4 years
Top of range [member]
Disclosure of Significant accounting policies [Line Items]
Intangible asset, amortization period	5 years